Fair Values (Details 1) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Liabilities [Abstract]
Derivatives	$ 108,000,000	$ 419,000,000
Total liabilities	108,000,000	419,000,000
Level 1 [Member]
Liabilities [Abstract]
Derivatives	0	0
Total liabilities	0	0
Level 2 [Member]
Liabilities [Abstract]
Derivatives	108,000,000	419,000,000
Total liabilities	108,000,000	419,000,000
Level 3 [Member]
Liabilities [Abstract]
Total liabilities	$ 0	$ 0